Basis of Presentation and General information, Revenue from Charters (Details) - Revenues [Member] - Customer Concentration [Member]	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Charterers [Member]
Credit Concentration Considerations [Abstract]
Concentration risk percentage	81.00%	80.00%	75.00%
Charterer A [Member]
Credit Concentration Considerations [Abstract]
Concentration risk percentage	41.00%	42.00%	31.00%
Charterer B [Member]
Credit Concentration Considerations [Abstract]
Concentration risk percentage	30.00%	28.00%	18.00%
Charterer C [Member]
Credit Concentration Considerations [Abstract]
Concentration risk percentage	10.00%	0.00%	0.00%
Charterer D [Member]
Credit Concentration Considerations [Abstract]
Concentration risk percentage	0.00%	10.00%	0.00%
Charterer E [Member]
Credit Concentration Considerations [Abstract]
Concentration risk percentage	0.00%	0.00%	26.00%